Segment reporting	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting
5.
Segment reporting

The Chief Operating Decision Maker (“CODM”) evaluates the Company’s performance and allocates resources based on an analysis of various performance indicators by operating segments. The CODM reviews revenue and gross profit as the performance indicator for all of the operating segments, and does not review the total assets and liabilities of an operating segment.  The Co-Chairman and Managing Director was previously the CODM of the Company. Pursuant to certain organizational changes, effective December 1, 2020, the office of Chief Executive Officer (“CEO”) assumed the authority and responsibility for making decisions about resources to be allocated to various segments and assessing their performance. Consequently, the CEO is the CODM of the Company.

The Company’s reportable operating segments are as follows:

•	Global Generics;
•	Pharmaceutical Services and Active Ingredients (“PSAI”); and
•	Other s. *
As discussed below, Proprietary Products ceased to be a reportable operating segment effective April 1, 2022.

Global Generics.
This segment consists of the Company’s business of manufacturing and marketing prescription and over-the-counter finished pharmaceutical products ready for consumption by the patient, marketed under a brand name (branded formulations) or as generic finished dosages with therapeutic equivalence to branded formulations (generics). This segment includes the operations of the Company’s biologics business.

Pharmaceutical Services and Active Ingredients
. This segment primarily consists of the Company’s business of manufacturing and marketing active pharmaceutical ingredients and intermediates, also known as “API”, which are the principal ingredients for finished pharmaceutical products. Active pharmaceutical ingredients and intermediates become finished pharmaceutical products when the dosages are fixed in a form ready for human consumption such as a tablet, capsule or liquid using additional inactive ingredients. The Company also serves its customers with incremental value added products, including semi-finished and finished formulations, which are included in this segment. This segment also includes the Company’s pharmaceutical services business, which provides contract research services and manufactures and sells active pharmaceutical ingredients in accordance with the specific customer requirements.

Others.*
This segment consists of the Company’s other business operations which includes its wholly-owned subsidiaries, Aurigene Oncology Limited (“AOL”) (formerly Aurigene Discovery Technologies Limited) and SVAAS Wellness Limited (“SVAAS”), and the Company’s Proprietary Products business. AOL is a discovery stage biotechnology company developing novel and best-in-class therapies in the fields of oncology and inflammation. AOL works with established pharmaceutical and biotechnology companies through customized models of drug-discovery collaborations. SVAAS is in the business of providing digital healthcare and information technology enabled business support services. The Proprietary Products business focuses on the research and development of differentiated formulations and is expected to earn revenues arising out of monetization of such assets and subsequent royalties, if any.

*
As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that the

Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to its former

Proprietary Products segment in “Others”. The corresponding information relating to the Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change

The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Others (2)						Total
	2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021
Revenues (1)	Rs.	213,768	Rs.	179,170	Rs.	154,404	Rs.	29,069	Rs.	30,740	Rs.	31,982	Rs.	3,042	Rs.	4,481	Rs.	3,336	Rs.	245,879	Rs.	214,391	Rs.	189,722
Gross profit	Rs.	132,719	Rs.	103,270	Rs.	91,111	Rs.	4,715	Rs.	6,821	Rs.	9,426	Rs.	1,909	Rs.	3,749	Rs.	2,540	Rs.	139,343	Rs.	113,840	Rs.	103,077
Selling, general and administrative expenses																				68,026		62,081		54,650
Research and development expenses																				19,381		17,482		16,541
Impairment of non-current assets																				699		7,562		8,588
Other income, net																				(5,907)		(2,761)		(982)
Results from operating activities																			Rs.	57,144	Rs.	29,476	Rs.	24,280
Finance income, net																				2,853		2,119		1,653
Share of profit of equity accounted investees, net of tax																				370		703		480
Profit before tax																			Rs.	60,367	Rs.	32,298	Rs.	26,413
Tax expense, net																				15,300		8,730		9,175
Profit for the year																			Rs.	45,067	Rs.	23,568	Rs.	17,238

(1)
Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively)

and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).

(2)
As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to the Proprietary Products segment in “Others”. The corresponding information relating to Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change.

Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2023		2022		2021
Oncology	Rs.	48,671	Rs.	17,051	Rs.	16,842
Nervous System		27,888		26,159		29,040
Pain Management		23,585		18,437		15,531
Gastrointestinal		23,439		23,386		21,132
Respiratory		17,074		15,085		11,089
Anti-Infective		17,066		22,526		12,906
Cardiovascular		16,187		14,856		15,460
Hematology		10,316		11,737		4,959
Dermatology		6,749		6,797		5,240
Nutraceuticals		5,876		4,530		4,059
Others		16,917		18,606		18,146
To t al	Rs.	213,768	Rs.	179,170	Rs.	154,404
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below
:

	For the Year Ended March 31,
	2023		2022		2021
Cardiovascular	Rs.	6,625	Rs.	7,729	Rs.	9,834
Oncology		4,252		2,526		2,385
Nervous System		3,753		3,017		2,704
Pain Management		3,729		4,513		4,657
Anti-Infective		2,346		5,450		4,126
Gastrointestinal		1,064		982		1,098
Diabetology		998		544		350
Respiratory		810		676		1,317
Dermatology		716		498		768
Genitourinary		637		705		825
Others		4,139		4,100		3,918
Total	Rs.	29,069	Rs.	30,740	Rs.	31,982
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2023		2022		2021
India	Rs.	50,499	Rs.	43,986	Rs.	36,252
United States		106,683		80,564		76,702
Russia		21,228		20,879		15,816
Others (1)		67,469		68,962		60,952
	Rs.	245,879	Rs.	214,391	Rs.	189,722

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.

Assets by geography:

The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2023		2022
Ind i a	Rs.	91,873	Rs.	83,166
Switzerland		5,070		4,748
United States		3,276		3,851
Germany		776		1,263
O t h e rs		5,336		5,244
	Rs.	106,331	Rs.	98,272

The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2023		2022
Ind i a	Rs.	18,362	Rs.	15,580
Switzerland		1,209		195
United States		532		260
Others		732		1,198
	Rs.	20,835	Rs.	17,233

Depreciation	and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2023		2022		2021
Global Generics	Rs.	3,269	Rs.	3,078	Rs.	3,435
PSAI		2,773		2,507		2,578
Others		69		42		48
	Rs.	6,111	Rs.	5,627	Rs.	6,061
Information about major customers

There are no customers which individually accounted for more than 10% of the revenues during the year ended March 31, 2023.

Revenues from two customers of the Company's Global Generics segment were Rs.20,596 and Rs.10,339, representing approximately 10%  and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2022.

Revenues from two customers of the Company's Global Generics segment were Rs.19,341 and Rs.9,867, representing approximately 10%  and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2021.